ASSETS AND LIABILITIES HELD FOR SALE	6 Months Ended
Jun. 30, 2022
ASSETS AND LIABILITIES HELD FOR SALE
ASSETS AND LIABILITIES HELD FOR SALE

14.  ASSETS AND LIABILITIES HELD FOR SALE

On March 31, 2021, the Company completed the subscription for shares of Loto Interactive and Loto Interactive became a subsidiary of the Company. On June 21, 2022, the Company committed to a plan to sell its equity interest in Loto Interactive and its subsidiaries. The sale was subsequently closed on July 12, 2022. See Note 22 for more information regarding this transaction. The Company does not believe that the sale of Loto Interactive constitutes a strategic shift that will have a major effect on its operations or financial results and as such, Loto Interactive has not been reclassified as discontinued operations in the Group’s financial statements, but instead has been presented as assets and liabilities held for sale as of June 30, 2022.

The following table summarizes the major classes of asset and liabilities reclassified as held for sale as of June 30, 2022.

As of
June 30,
2022
US$
Current assets:
Cash and cash equivalents	3,813
Accounts receivable	127
Prepayments and other current assets	4,390
Total current assets	8,330

Non-current assets:
Property and equipment, net	3,184
Long-term investments	451
Other current assets	4,267
Total non-current assets	7,902
Total assets held for sale	16,232

Current liabilities:
Accounts payable	254
Amounts due to related parties	376
Accrued payroll and welfare payable	716
Accrued expenses and other current liabilities	43
Income tax payable	418
Operating lease liabilities - current	606
Total current liabilities	2,413

Non-current liabilities:
Operating lease liabilities - non-current	102
Total non-current liabilities	102
Total liabilities held for sale	2,515